Income Taxes - Income Tax Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal income tax rate	35.00%	35.00%	35.00%
Reconciling items:
Tax exempt interest	(3.70%)	(0.60%)	(9.40%)
Dividend received deduction	(0.10%)	(0.10%)	(1.70%)
Tax Reform deferred revaluation	12.80%	0.00%	0.00%
Capital contribution from affiliated entity impacting taxable income	0.00%	3.70%	0.00%
Goodwill	0.00%	0.30%	0.00%
Non deductible health insurer fee	0.00%	0.10%	1.00%
Other	(0.10%)	0.10%	0.20%
Effective income tax rate	43.90%	38.50%	25.10%
Unrecognized tax benefits (less than)	$ 0	$ 100,000	$ 100,000